Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cost
Cost, Beginning Balance	₪ 2,869	₪ 2,752
Additions during the year	329	123
Deductions during the year	(96)	(6)
Cost, Ending Balance	3,102	2,869
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance	1,581	1,208
Additions during the year:	350	376
Deductions during the year	(61)	(3)
Accumulated Depreciation, Ending Balance	1,870	1,581
Depreciated cost	1,232	1,288
Depreciated cost (convenience translation into U.S. dollars (Note 2d))	384
Laboratory equipment [Member]
Cost
Cost, Beginning Balance	1,885	1,777
Additions during the year	313	108
Deductions during the year	(78)
Cost, Ending Balance	2,120	1,885
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance	816	536
Additions during the year:	288	280
Deductions during the year	(48)
Accumulated Depreciation, Ending Balance	1,056	816
Depreciated cost	1,064	1,069
Depreciated cost (convenience translation into U.S. dollars (Note 2d))	332
Leasehold improvements [Member]
Cost
Cost, Beginning Balance	396	396
Additions during the year
Deductions during the year
Cost, Ending Balance	396	396
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance	381	366
Additions during the year:	7	15
Deductions during the year
Accumulated Depreciation, Ending Balance	388	381
Depreciated cost	8	15
Depreciated cost (convenience translation into U.S. dollars (Note 2d))	2
Office furniture and equipment [Member]
Cost
Cost, Beginning Balance	219	220
Additions during the year
Deductions during the year	(1)	(1)
Cost, Ending Balance	218	219
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance	65	45
Additions during the year:	21	20
Deductions during the year
Accumulated Depreciation, Ending Balance	86	65
Depreciated cost	132	154
Depreciated cost (convenience translation into U.S. dollars (Note 2d))	41
Computers [Member]
Cost
Cost, Beginning Balance	369	359
Additions during the year	16	15
Deductions during the year	(17)	(5)
Cost, Ending Balance	368	369
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance	319	261
Additions during the year:	34	61
Deductions during the year	(13)	(3)
Accumulated Depreciation, Ending Balance	340	319
Depreciated cost	28	₪ 50
Depreciated cost (convenience translation into U.S. dollars (Note 2d))	₪ 9